SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Feb. 24, 2023	Dec. 31, 2022	Sep. 30, 2022	Aug. 02, 2022	Apr. 22, 2022
SUBSEQUENT EVENTS
Issuance of ADS and Pre-Funded Warrants, net (in shares)		14,877,332
ADS
SUBSEQUENT EVENTS
Shares warrants may purchase					342,100
Exercise price of warrants			$ 0.00	$ 0.00
Subsequent Event [Member]
SUBSEQUENT EVENTS
Aggregate gross proceeds	$ 7.0
Net proceeds	$ 6.0
Subsequent Event [Member] | February Purchase Agreement
SUBSEQUENT EVENTS
Threshold period for not to issue, enter into any agreement to issue or announce the issuance or proposed issuance of any ADSs, ordinary shares or ordinary share equivalents, after the closing date of the Offering	90 days
Threshold period for not to enter into an agreement to effect a variable rate transaction, after the closing date of the Offering	180 days
Subsequent Event [Member] | February Pre-Funded Warrant
SUBSEQUENT EVENTS
Shares warrants may purchase	10,250,000,000
Subsequent Event [Member] | ADS | February Pre-Funded Warrant
SUBSEQUENT EVENTS
Shares warrants may purchase	2,050,000
Warrant price	$ 0.9999
Subsequent Event [Member] | ADS | February Common Warrant
SUBSEQUENT EVENTS
Exercise price of warrants	$ 1.00
Subsequent Event [Member] | February Offering [Member]
SUBSEQUENT EVENTS
Issuance of ADS and Pre-Funded Warrants, net (in shares)	24,750,000,000
Exercise price of warrants	$ 1.10
Subsequent Event [Member] | February Offering [Member] | ADS
SUBSEQUENT EVENTS
Issuance of ADS and Pre-Funded Warrants, net (in shares)	4,950,000
Purchase price	$ 1.00